Employee Benefit Plans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Employee Qualified Stock Purchase Plan [Abstract]
Purchase price of shares to fair market value (in hundredths)	85.00%
Number of shares authorized (in shares)	16,667
Common stock issued stock purchase plans (in shares)	0	0
Number of shares available for future purchase (in shares)		3,705
Savings and Investment Plan [Abstract]
Employer matching contribution (in hundredths)	4.00%
Maximum annual employee contribution (in hundredth)	15.00%
Employer contribution amount	$ 57	$ 42